COMMITMENTS	12 Months Ended
Dec. 31, 2019
Commitments
COMMITMENTS

GUARANTEE COMMITMENTS

Some long-term lease contracts, which Hudson has entered into, include obligations to fulfil minimal lease payments during the full term of the agreement. Some of these agreements have been backed with guarantees provided by Hudson or a financial institution. During the years 2019, 2018 or 2017, no party has exercised their right to call upon such guarantees.